Basis of Presentation (Details)	0 Months Ended	1 Months Ended
	Dec. 08, 2006	Jan. 27, 2010	Dec. 31, 2012 Panama Service Center	Dec. 31, 2012 Seatra	Dec. 31, 2012 All other subsidiaries
Number of common shares issued in initial public offering	14,375,000	4,491,900
Ownership percentage in subsidiary			55.50%	50.00%	100.00%